Leases - Schedule of Carrying Amounts of Right-of-Use Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Carrying Amounts of Right-of-Use Assets [Line Items]
Right-of-use assets, Beginning balance	$ 322,332	$ 177,429
Addition	201,061	223,755
Depreciation expense	(54,362)	(74,662)
Foreign currency translation	19,516	(4,190)
Right-of-use assets, Ending balance	488,547	322,332
Office Premise [Member]
Schedule of Carrying Amounts of Right-of-Use Assets [Line Items]
Right-of-use assets, Beginning balance	81,632	79,382
Addition		57,528
Depreciation expense	(27,267)	(53,743)
Foreign currency translation	4,489	(1,535)
Right-of-use assets, Ending balance	58,854	81,632
Security Equipment [Member]
Schedule of Carrying Amounts of Right-of-Use Assets [Line Items]
Right-of-use assets, Beginning balance	240,700	98,047
Addition	201,061	166,227
Depreciation expense	(27,095)	(20,919)
Foreign currency translation	15,027	(2,655)
Right-of-use assets, Ending balance	$ 429,693	$ 240,700